(27) NET OPERATING REVENUE (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2017
DisclosureOfNetOperatingRevenueLineItems [Line Items]
Recognized income	R$ 1,536,366	R$ 1,516,077	R$ 1,419,128
Recognized income relates to low-income subsidy	78,081	78,277	96,882
Recognized income relates to other tariff discounts	1,354,845	1,255,000	1,226,777
Recognized income relates to tariff discounts	R$ 103,440	R$ 182,800	R$ 95,469
CPFL Santa Cruz [Member]
DisclosureOfNetOperatingRevenueLineItems [Line Items]
Percentage of average annual tariff adjustment	5.71%
Percentage of economic tariff adjustment	4.41%
Percentage of relevant financial components	1.30%